Other disclosures - Leverage (Details) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
IFRS Leverage Ratios [Abstract]
Level 1 Capital (millions of euros)	€ 79,973	€ 78,501
Exposure (millions of euros)	€ 1,545,183	€ 1,471,480
Leverage Ratio (as a percent)	5.18%	5.33%